DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Impairment losses by asset type (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Goodwill	$ 179.0
Total	198.1
Trademarks
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Impairment loss	$ 19.1